Stock Based Compensation (Narrative) (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
MUFG, BTMU, MUTB, MUSHD and MUMSS Stock Acquisition Right [Member]
Stock-based Compensation [Line Items]
Frequency of the Stock Acquisition Rights normally issued and granted	once a year	once a year	once a year
Number of shares to be issued or transferred on exercise of each Stock Acquisition Right	100
Contractual term of the Stock Acquisition Rights, in approximate years	30 years
Exercise price per share	¥ 1
Weighted-average grant date fair value of Stock Acquisition Right, per 100 shares	¥ 53,900	¥ 61,100	¥ 33,100
Compensation costs related to the Stock Acquisition Rights Recognized	1,594,000,000	2,069,000,000	2,862,000,000
Tax benefit for compensation cost for share-based payment arrangements	540,000,000	737,000,000	1,088,000,000
Total unrecognized compensation cost	¥ 248,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	3 months
Cash received from exercise of the Stock Acquisition Right	¥ 5,000,000	5,000,000	4,000,000
Actual tax benefit realized for the tax deductions form exercise of the Stock Acquisition Right	¥ 728,000,000	¥ 789,000,000	¥ 675,000,000
UNBC Plan [Member]
Stock-based Compensation [Line Items]
Number of years awards become fully vested from the grant date under Stock Bonus Plan	3 years